Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	€ 8,591	€ 789
Research and Development Credits	1,080	0
Property and equipment	63	0
Accrued expenses and other current liabilities	47	0
Intangible assets, net	0	18
Operating lease liability	13,036	14,776
Other long-term liabilities	55	40
Deferred tax assets (gross)	22,872	15,623
Less valuation allowance	(661)	(789)
Subtotal	22,211	14,834
Offsetting	(19,773)	(14,834)
Deferred tax assets	2,438	0
Deferred tax liabilities:
Prepaid expense and other current assets	142	328
Intangible assets, net	18,371	13,913
Property and equipment	2,012	1,946
Operating lease right-of-use assets	13,438	15,241
Accrued expenses and other current liabilities	0	148
Other	0	56
Subtotal	33,963	31,632
Offsetting	(19,773)	(14,834)
Deferred tax liabilities	€ 14,190	€ 16,798